Shareholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of the company's RSU award activity
	Restricted Stock Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2020	2,453,175	$0.42
Granted	500,000	0.14
Vested	(903,172)	0.16
Forfeited	-	-
Outstanding at March 31, 2021	2,050,003	$0.46
Granted	6,135,000	0.15
Vested	(6,000,000)	0.15
Forfeited	-	-
Outstanding at June 30, 2021	2,185,003	0.45
Granted	-	-
Vested	-	-
Forfeited	-	-
Outstanding at September 30, 2021	2,185,003	0.45

	Restricted Stock Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2019	-	$-
Granted	6,603,962	0.44
Vested	(1,367,895)	0.23
Forfeited	(2,782,895)	0.57
Outstanding at December 31, 2020	2,453,172	$0.42

Schedule of stock options activity
	Stock Option Shares	Weighted Average Exercise Price
Outstanding at December 31, 2019	-	$-
Granted	3,500,000	0.16
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at December 31, 2020	3,500,000	$0.16

Schedule of fair value of the options was calculated using the Black-Scholes model
Expected term	5 years
Expected volatility	237.0%
Expected dividends	0.0%
Risk-free rate	0.4%
Discount for post-vesting restrictions	-